FAIR VALUE MEASUREMENT (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Currency Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Accounts Payable and Accrued Liabilities	CAD 2.1
Currency Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Accounts Payable and Accrued Liabilities	4.5	CAD 1.9
Commodity contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Accounts Payable and Accrued Liabilities	2.2
Commodity contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Accounts Payable and Accrued Liabilities	CAD 0.0	CAD 0.1